Vanguard Global ex-US Real Estate Index Fund N-1A Cover	Oct. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
Entity Central Index Key	0000857489
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Prospectus Date	Feb. 27, 2026